CAPITAL AND RESERVES (Details 6) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Capital and Reserves
Beginning balance	$ 29,661,000	$ 29,661	$ 32,365
Loss on translation of foreign subsidiaries		$ (903)	(2,704)
Ending Balance	$ 28,758,000		$ 29,661